UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
Certifications

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles & Components - 2.7%
1,373	Ford Motor Co. ●	$17,259
461	Johnson Controls, Inc.	15,198
		32,457
	Capital Goods - 8.4%
221	Boeing Co.	16,011
283	Honeywell International, Inc.	12,789
349	Illinois Tool Works, Inc.	16,514
695	Ingersoll-Rand plc	24,242
1,272	Masco Corp.	19,743
207	Rockwell Collins, Inc.	12,937
		102,236
	Consumer Durables & Apparel - 3.0%
396	Coach, Inc.	15,646
635	Jarden Corp.	21,127
		36,773
	Consumer Services - 1.0%
1,032	MGM Mirage, Inc. ●	12,388

	Diversified Financials - 4.8%
382	Ameriprise Financial, Inc.	17,314
81	Goldman Sachs Group, Inc.	13,889
536	Invesco Ltd.	11,746
905	UBS AG	14,724
		57,673
	Energy - 5.9%
115	Apache Corp.	11,662
255	Baker Hughes, Inc.	11,940
198	Hess Corp.	12,354
319	National Oilwell Varco, Inc.	12,949
152	Peabody Energy Corp.	6,951
789	Valero Energy Corp.	15,533
		71,389
	Food, Beverage & Tobacco - 1.3%
162	Green Mountain Coffee Roasters ●	15,724

	Health Care Equipment & Services - 6.8%
477	Aetna, Inc.	16,733
56	Beckman Coulter, Inc.	3,499
103	Edwards Lifesciences Corp. ●	10,145
876	Hologic, Inc. ●	16,235
20	Intuitive Surgical, Inc. ●	6,963
483	UnitedHealth Group, Inc.	15,763
213	Wellpoint, Inc. ●	13,681
		83,019
	Insurance - 1.4%
895	Genworth Financial, Inc. ●	16,418

	Materials - 3.5%
234	Cliff's Natural Resources, Inc.	16,623
235	Mosaic Co.	14,281
201	Rio Tinto plc	11,883
		42,787
	Media - 1.1%
339	DreamWorks Animation SKG, Inc. ●	13,349

	Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
443	Amylin Pharmaceuticals, Inc. ●	9,963
326	Auxilium Pharmaceuticals, Inc. ●	10,168
162	Celgene Corp. ●	10,013
347	Elan Corp. plc ADR ●	2,631
554	Mylan, Inc. ●	12,579
993	Pfizer, Inc.	17,028
567	Shionogi & Co., Ltd.	10,788
226	Teva Pharmaceutical Industries Ltd. ADR	14,244
341	Thermo Fisher Scientific, Inc. ●	17,526
296	Watson Pharmaceuticals, Inc. ●	12,347
		117,287
	Real Estate - 1.1%
2,359	Wharf Holdings Ltd.	13,272

	Retailing - 9.2%
285	Advance Automotive Parts, Inc.	11,964
148	Dufry Group	11,878
780	Gap, Inc.	18,014
217	Kohl's Corp. ●	11,882
283	Ross Stores, Inc.	15,141
372	Staples, Inc.	8,699
316	Target Corp.	16,621
480	Urban Outfitters, Inc. ●	18,262
		112,461
	Semiconductors & Semiconductor Equipment - 5.9%
589	Broadcom Corp. Class A	19,547
956	Marvell Technology Group Ltd. ●	19,481
929	Maxim Integrated Products, Inc.	18,013
816	NVIDIA Corp. ●	14,177
		71,218
	Software & Services - 13.4%
495	Adobe Systems, Inc. ●	17,502
336	BMC Software, Inc. ●	12,784
388	Citrix Systems, Inc. ●	18,418
242	Cognizant Technology Solutions Corp. ●	12,322
445	eBay, Inc. ●	11,995
157	Equinix, Inc. ●	15,312
33	Google, Inc. ●	18,523
454	Microsoft Corp.	13,286
1,203	Oracle Corp.	30,902
119	Visa, Inc.	10,787
		161,831
	Technology Hardware & Equipment - 15.2%
283	Apple, Inc. ●	66,579
735	Cisco Systems, Inc. ●	19,137
763	EMC Corp. ●	13,756
948	Hughes Telematics, Inc. ●	2,608
456	Juniper Networks, Inc. ●	13,999
305	Qualcomm, Inc.	12,790
201	Research In Motion Ltd. ●	14,849
480	SanDisk Corp. ●	16,638
1,318	Seagate Technology	24,074
		184,430
	Telecommunication Services - 1.2%
331	American Tower Corp. Class A ●	14,095

	Transportation - 3.1%
387	Expeditors International of Washington, Inc. .	14,284

1

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Transportation - 3.1% - (continued)
254	FedEx Corp.		$23,733
			38,017
	Total common stocks
	(cost $1,002,119)		$1,196,824
	Total long-term investments
	(cost $1,002,119)		$1,196,824

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $725,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $739)
$725	0.02%, 3/31/2010		$725
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $5,350,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $5,457)
5,350	0.03%, 3/31/2010		5,350
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $595, collateralized by FNMA
	4.50%, 2040, value of $607)
595	0.01%, 3/31/2010		595
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $2,029,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018
	- 2040, value of $2,078)
2,029	0.02%, 3/31/2010		2,029
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$5, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $5)
5	0.01%, 3/31/2010		5
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $1,229,
	collateralized by FNMA 3.50% - 7.00%,
	2019 - 2040, value of $1,254)
1,229	0.01%, 3/31/2010		1,229
			9,933
	Total short-term investments
	(cost $9,933)		$9,933

	Total investments
	(cost $1,012,052) ▲	99.4%	$1,206,757
	Other assets and liabilities	0.6%	6,791
	Total net assets	100.0%	$1,213,548

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.8% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $1,019,540 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$213,227
Unrealized Depreciation	(26,010)
Net Unrealized Appreciation	$187,217

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at March 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen (Buy)	$14,909	$15,565	04/13/10	$(656)
Japanese Yen (Sell)	25,122	25,436	04/13/10	314
				$(342)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,196,824	$1,134,279	$62,545	$–
Short-Term Investments	9,933	–	9,933	–
Total	$1,206,757	$1,134,279	$72,478	$–
Forward Foreign Currency Contracts *	314	–	314	–
Total	$314	$–	$314	$–
Liabilities:
Forward Foreign Currency Contracts *	656	–	656	–
Total	$656	$–	$656	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

‡	‡The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles & Components - 1.4%
203	Amerigon, Inc. ●	$2,057
179	ArvinMeritor, Inc. ●	2,391
4	China Automotive Systems, Inc. ●	102
12	Cooper Tire & Rubber Co.	227
4	Drew Industries ●	80
6	Standard Motor Products	58
110	Tenneco Automotive, Inc. ●	2,602
4	TRW Automotive Holdings Corp. ●	103
3	Wabco Holdings, Inc.	100
		7,720
	Banks - 2.4%
89	Columbia Banking Systems, Inc.	1,797
92	Danvers Bancorp, Inc.	1,267
135	Flushing Financial Corp.	1,705
11	Nara Bancorp, Inc. ●	99
278	National Penn Bancshares, Inc.	1,917
123	Ocwen Financial Corp. ●	1,364
73	Signature Bank ●	2,688
45	Southside Bancshares, Inc.	968
395	Western Alliance Bancorp ●	2,250
		14,055
	Capital Goods - 8.9%
64	A.O. Smith Corp.	3,370
48	Aaon, Inc.	1,076
5	Actuant Corp. Class A	90
79	Acuity Brands, Inc.	3,325
2	Altra Holdings, Inc. ●	31
1	Ampco-Pittsburgh Corp.	17
7	Apogee Enterprises	118
111	Applied Signal Technology	2,168
5	AZZ, Inc.	175
8	Beacon Roofing Supply, Inc. ●	151
108	Belden, Inc.	2,957
5	Carlisle Cos., Inc.	188
139	Ceradyne, Inc. ●	3,159
134	Chart Industries, Inc. ●	2,678
5	Colfax Corp. ●	62
6	Cubic Corp.	203
111	DynCorp International, Inc. ●	1,271
9	EMCOR Group, Inc. ●	214
6	Energy Recovery, Inc. ●	41
110	Esterline Technologies Corp. ●	5,413
23	Gencorp, Inc. ●	134
254	GrafTech International Ltd. ●	3,469
3	Graham Corp.	48
410	GT Solar International, Inc. ●	2,145
7	Harbin Electric, Inc. ●	158
3	Heico Corp.	138
8	Hexcel Corp. ●	112
1	Houston Wire & Cable Co.	15
2	Hubbell, Inc. Class B	109
3	II-VI, Inc. ●	101
24	Joy Global, Inc.	1,370
4	Kaman Corp.	107
59	Lennox International, Inc.	2,606
28	Lindsay Corp.	1,160
11	MasTec, Inc. ●	140
2	Michael Baker Corp. ●	61
2	Middleby Corp. ●	113
84	Moog, Inc. Class A ●	2,989
8	Orbital Sciences Corp. ●	160
2	Orion Marine Group, Inc. ●	27
73	Powell Industries, Inc. ●	2,372
1	Raven Industries	41
5	Simpson Manufacturing Co., Inc.	126
3	Sterling Construction Co., Inc. ●	40
2	Sun Hydraulics Corp.	46
76	Teledyne Technologies, Inc. ●	3,147
3	Toro Co.	152
55	TransDigm Group, Inc.	2,901
3	Watsco, Inc.	173
6	Woodward Governor Co.	205
		51,072
	Commercial & Professional Services - 3.6%
7	American Reprographics Co. LLC ●	61
276	APAC TeleServices, Inc. ●	1,587
3	ATC Technology Corp. ●	48
77	Brink's Co.	2,168
43	Consolidated Graphics, Inc. ●	1,764
–	CoStar Group, Inc. ●	6
102	Deluxe Corp.	1,979
12	Herman Miller, Inc.	211
6	HNI Corp.	167
6	Interface, Inc.	65
119	Knoll, Inc.	1,335
5	Rollins, Inc.	109
182	Sykes Enterprises, Inc. ●	4,146
5	Tetra Tech, Inc. ●	120
146	Towers Watson & Co.	6,956
		20,722
	Consumer Durables & Apparel - 4.0%
158	Carter's, Inc. ●	4,766
1	Deckers Outdoor Corp. ●	174
7	Fossil, Inc. ●	259
126	Iconix Brand Group, Inc. ●	1,930
232	Liz Claiborne, Inc. ●	1,726
5	Lululemon Athletica, Inc. ●	201
4	Maidenform Brands, Inc. ●	94
1	National Presto Industries, Inc.	81
5	Oxford Industries, Inc.	98
3	Polaris Industries, Inc.	130
3	Steven Madden Ltd. ●	141
3	Sturm Ruger & Co., Inc.	42
6	Tempur-Pedic International, Inc. ●	188
6	Timberland Co. Class A ●	124
163	True Religion Apparel, Inc. ●	4,952
108	Tupperware Brands Corp.	5,194
3	Under Armour, Inc. Class A ●	96
46	Warnaco Group, Inc. ●	2,177
6	Wolverine World Wide, Inc.	172
		22,545

1

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Consumer Services - 3.3%
98	Bally Technologies, Inc. ●	$3,953
2	Bridgepoint Education, Inc. ●	50
2	Capella Education Co. ●	178
149	Cheesecake Factory, Inc. ●	4,038
12	Corinthian Colleges, Inc. ●	203
3	Cracker Barrel Old Country Store, Inc.	141
47	ITT Educational Services, Inc. ●	5,255
103	P.F. Chang's China Bistro, Inc. ●	4,554
5	Sotheby's Holdings	162
2	Steiner Leisure Ltd. ●	97
		18,631
	Diversified Financials - 1.8%
12	Advance America Cash Advance Centers, Inc.	71
8	BGC Partners, Inc.	49
4	Calamos Asset Management, Inc.	60
116	Ezcorp, Inc. ●	2,391
7	First Cash Financial Services, Inc. ●	143
231	GFI Group, Inc.	1,337
7	Knight Capital Group, Inc. ●	104
6	Life Partners Holdings, Inc.	134
1	MarketAxess Holdings, Inc.	11
247	MF Global Holdings Ltd. ●	1,989
1	Portfolio Recovery Associate ●	81
69	Stifel Financial ●	3,703
		10,073
	Energy - 4.0%
8	Alon USA Energy, Inc.	59
99	Arena Resources, Inc. ●	3,307
3	Atlas Energy, Inc.	96
18	Cal Dive International, Inc. ●	131
2	Carbo Ceramics, Inc.	151
7	Cloud Peak Energy, Inc. ●	124
178	Complete Production Services, Inc. ●	2,055
372	CVR Energy, Inc. ●	3,259
4	Dresser-Rand Group, Inc. ●	111
3	Dril-Quip, Inc. ●	167
7	Geokinetics, Inc. ●	52
5	James River Coal Co. ●	83
1	Lufkin Industries, Inc.	109
6	Matrix Service Co. ●	63
1	Natural Gas Services Group ●	14
1	Oceaneering International, Inc. ●	86
26	Overseas Shipholding Group, Inc.	1,000
332	Rosetta Resources, Inc. ●	7,817
3	Rowan Companies, Inc. ●	90
53	St. Mary Land & Exploration Co.	1,845
9	Tesoro Corp.	127
8	TETRA Technologies, Inc. ●	100
331	Vaalco Energy, Inc.	1,633
10	Willbros Group, Inc. ●	119
8	World Fuel Services Corp.	218
		22,816
	Food & Staples Retailing - 0.1%
4	Casey's General Stores, Inc.	140
6	United Natural Foods, Inc. ●	155
		295
	Food, Beverage & Tobacco - 1.1%
3	American Italian Pasta Co. ●	127
2	Boston Beer Co., Inc. Class A ●	88
392	Darling International, Inc. ●	3,513
3	Diamond Foods, Inc.	125
2	J&J Snack Foods Corp.	99
3	Lancaster Colony Corp.	159
2	Sanderson Farms, Inc.	122
160	Zhongpin, Inc. ●	2,038
		6,271
	Health Care Equipment & Services - 10.4%
14	Align Technology, Inc. ●	264
3	Amedisys, Inc. ●	146
192	American Medical Systems Holdings ●	3,559
6	Amerigroup Corp. ●	203
250	Angiodynamics, Inc. ●	3,905
30	Beckman Coulter, Inc.	1,884
2	Bio-Reference Laboratories ●	103
7	Bioscrip, Inc. ●	58
5	Cantel Medical Corp.	109
5	Catalyst Health Solutions ●	223
7	Centene Corp. ●	163
5	Conceptus, Inc. ●	105
11	Coninucare Corp. ●	39
151	Corvel Corp. ●	5,384
3	CryoLife, Inc. ●	21
259	Cyberonics, Inc. ●	4,968
294	Dexcom, Inc. ●	2,860
134	Eclipsys Corp. ●	2,674
4	Emergency Medical Services ●	224
3	Genoptix, Inc. ●	92
3	Gentiva Health Services, Inc. ●	98
2	Haemonetics Corp. ●	110
73	Hanger Orthopedic Group, Inc. ●	1,323
184	HealthSouth Corp. ●	3,437
288	Healthspring, Inc. ●	5,072
2	HMS Holdings Corp. ●	121
9	Immucor, Inc. ●	199
3	Integra LifeSciences Holdings Corp. ●	116
4	Invacare Corp.	110
4	Kensey Nash Corp. ●	91
130	Masimo Corp.	3,458
7	MedAssets, Inc. ●	152
3	Medical Action Industries, Inc. ●	32
3	Meridian Bioscience, Inc.	69
5	Micrus Endovascular Corp. ●	104
3	Neogen Corp. ●	63
3	NuVasive, Inc. ●	158
8	Odyssey HealthCare, Inc. ●	139
5	Omnicell, Inc. ●	76
119	Orthofix International N.V. ●	4,333
2	Owens & Minor, Inc.	108
4	Providence Service Corp. ●	65
6	PSS World Medical, Inc. ●	135
2	Quality Systems	108
4	Rehabcare Group, Inc. ●	109
5	RTI Biologics, Inc. ●	22
5	Sirona Dental Systems, Inc. ●	177
7	STERIS Corp.	234
130	Symmetry Medical, Inc. ●	1,309

2

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Health Care Equipment & Services - 10.4% - (continued)
5	Thoratec Corp. ●	$184
57	Triple-S Management Corp., Class B ●	1,008
62	U.S. Physical Therapy, Inc. ●	1,072
67	Volcano Corp. ●	1,624
88	Wellcare Health Plans, Inc. ●	2,607
153	Zoll Medical Corp. ●	4,037
		59,044
	Household & Personal Products - 1.2%
25	American Oriental Bioengineering, Inc. ●	102
1	China Sky One Medical, Inc. ●	9
4	Herbalife Ltd.	206
6	Medifast, Inc. ●	142
223	Nu Skin Enterprises, Inc. Class A	6,490
3	WD40 Co.	84
		7,033
	Insurance - 1.2%
93	Allied World Assurance Holdings Ltd.	4,189
150	Amerisafe, Inc. ●	2,447
2	Endurance Specialty Holdings Ltd.	88
1	FBL Financial Group Class A	28
1	RLI Corp.	32
3	Validus Holdings Ltd.	92
		6,876
	Materials - 2.1%
1	AEP Industries, Inc. ●	18
3	Ashland, Inc.	141
4	Balchem Corp.	101
25	Boise, Inc. ●	156
3	Clearwater Paper Corp. ●	132
4	Koppers Holdings, Inc.	119
2	Lubrizol Corp.	196
2	Newmarket Corp.	171
6	Omnova Solutions, Inc. ●	46
8	PolyOne Corp. ●	79
62	Rock Tenn Co. Class A	2,834
120	Silgan Holdings, Inc.	7,198
2	Stepan Co.	132
7	Stillwater Mining Co. ●	96
7	W.R. Grace & Co. ●	195
1	Walter Energy, Inc.	92
10	Worthington Industries, Inc.	181
3	Zep, Inc.	61
		11,948
	Media - 1.5%
250	Arbitron, Inc.	6,676
268	LodgeNet Interactive Corp. ●	1,871
9	New York Times Co. Class A ●	103
5	Valassis Communications, Inc. ●	125
1	World Wrestling Entertainment, Inc.	11
		8,786
	Pharmaceuticals, Biotechnology & Life Sciences - 13.7%
2	Alexion Pharmaceuticals, Inc. ●	124
420	Alkermes, Inc. ●	5,453
630	Arena Pharmaceuticals, Inc. ●	1,953
4	Biomarin Pharmaceutical, Inc. ●	85
24	Bio-Rad Laboratories, Inc. Class A ●	2,474
148	Bruker Corp. ●	2,173
379	Cadence Pharmaceuticals, Inc. ●	3,462
347	Celera Corp. ●	2,466
284	Celldex Therapeutics, Inc. ●	1,745
210	Cepheid, Inc. ●	3,674
3	Charles River Laboratories International, Inc. ●	120
310	Cubist Pharmaceuticals, Inc. ●	6,984
90	Cypress Bioscience ●	439
781	Cytokinetics, Inc. ●	2,500
11	Enzon, Inc. ●	115
5	eResearch Technology, Inc. ●	33
16	Exelixis, Inc. ●	96
5	Genomic Health, Inc. ●	94
6	Hi-Technology Pharmacal Co., Inc. ●	131
13	Human Genome Sciences, Inc. ●	403
3	Immunomedics, Inc. ●	11
11	Impax Laboratories, Inc. ●	205
268	Inspire Pharmaceuticals, Inc. ●	1,669
8	Isis Pharmaceuticals, Inc. ●	92
5	Kendle International, Inc. ●	87
10	KV Pharmaceutical Co. ●	18
7	Martek Biosciences Corp. ●	165
320	Medicines Co. ●	2,512
7	Medicis Pharmaceutical Corp. Class A	165
1	Millipore Corp. ●	108
8	Nektar Therapeutics ●	124
128	Onyx Pharmaceuticals, Inc. ●	3,886
27	OSI Pharmaceuticals, Inc. ●	1,603
117	PAREXEL International Corp. ●	2,737
31	PDL Biopharma, Inc.	193
3	Perrigo Co.	159
132	Pharmasset, Inc. ●	3,540
15	Questcor Pharmaceuticals ●	127
259	Regeneron Pharmaceuticals, Inc. ●	6,870
268	Rigel Pharmaceuticals, Inc. ●	2,137
235	Salix Pharmaceuticals Ltd. ●	8,740
17	Santarus, Inc. ●	91
459	Seattle Genetics, Inc. ●	5,484
3	Synta Pharmaceuticals Corp. ●	11
57	Watson Pharmaceuticals, Inc. ●	2,398
		77,656
	Real Estate - 1.1%
183	Anworth Mortgage Asset Corp.	1,232
131	Colonial Properties Trust	1,689
87	DuPont Fabros Technology, Inc.	1,880
2	Equity Lifestyle Properties, Inc.	128
152	MFA Mortgage Investments, Inc.	1,119
2	PS Business Parks, Inc.	87
2	Tanger Factory Outlet Center	80
		6,215
	Retailing - 6.2%
9	99 Cents Only Stores ●	150
3	Aaron Rents, Inc.	105
6	Big 5 Sporting Goods Corp.	95

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Retailing - 6.2% - (continued)
83	Big Lots, Inc. ●	$3,030
3	Cato Corp.	75
14	Charming Shoppes, Inc. ●	74
6	Chico's FAS, Inc.	91
95	Citi Trends, Inc. ●	3,085
6	Collective Brands, Inc. ●	139
115	Core-Mark Holding Co., Inc. ●	3,525
5	Dress Barn, Inc. ●	142
12	Drugstore.com, Inc. ●	43
4	DSW, Inc. ●	103
71	Gymboree Corp. ●	3,646
4	Hibbett Sports, Inc. ●	106
5	J. Crew Group, Inc. ●	252
4	Jo-Ann Stores, Inc. ●	165
72	Joseph A. Bank Clothiers, Inc. ●	3,935
6	Kirklands, Inc. ●	121
2	Lumber Liquidators Holdings, Inc. ●	57
36	Netflix, Inc. ●	2,633
144	Nutri/System, Inc.	2,566
6	OfficeMax, Inc. ●	104
160	Overstock.com, Inc. ●	2,606
5	PetMed Express, Inc.	121
122	Shutterfly, Inc. ●	2,937
9	Stein Mart, Inc. ●	81
12	The Finish Line, Inc.	196
3	Tractor Supply Co.	189
7	Ulta Salon, Cosmetics & Fragrances, Inc. ●	168
434	Wet Seal, Inc. Class A ●	2,063
7	Williams-Sonoma, Inc.	184
106	Zumiez, Inc. ●	2,180
		34,967
	Semiconductors & Semiconductor Equipment - 4.3%
17	Amkor Technology, Inc. ●	123
128	Atheros Communications, Inc. ●	4,953
4	Diodes, Inc. ●	84
5	FEI Co. ●	114
4	Hittite Microwave Corp. ●	197
9	Microsemi Corp. ●	151
260	MIPS Technologies, Inc. Class A ●	1,161
361	ON Semiconductor Corp. ●	2,890
806	RF Micro Devices, Inc. ●	4,013
571	Skyworks Solutions, Inc. ●	8,904
73	Tessera Technologies, Inc. ●	1,483
2	Veeco Instruments, Inc. ●	104
		24,177
	Software & Services - 14.8%
2	ACI Worldwide, Inc. ●	38
11	Acxiom Corp. ●	202
2	Advent Software, Inc. ●	101
124	ArcSight, Inc. ●	3,502
7	Ariba, Inc. ●	95
479	Art Technology Group, Inc. ●	2,112
136	AsiaInfo Holdings, Inc. ●	3,596
8	Blackbaud, Inc.	191
4	Blackboard, Inc. ●	185
8	Bottomline Technologies, Inc. ●	139
5	Broadridge Financial Solutions, Inc.	114
158	Commvault Systems, Inc. ●	3,382
3	Concur Technologies, Inc. ●	105
128	Constant Contact, Inc. ●	2,979
1	Convergys Corp. ●	7
163	CSG Systems International, Inc. ●	3,423
5	CyberSource Corp. ●	90
5	Digital River, Inc. ●	147
8	Double-Take Software, Inc. ●	73
10	Earthlink, Inc.	82
1	EPIQ Systems, Inc. ●	16
–	Exlservice Holdings, Inc. ●	2
2	Forrester Research, Inc. ●	47
10	Gartner, Inc. Class A ●	222
12	Global Cash Access, Inc. ●	101
2	Global Payments, Inc.	91
208	Informatica Corp. ●	5,584
159	j2 Global Communications, Inc. ●	3,716
10	Jack Henry & Associates, Inc.	234
113	JDA Software Group, Inc. ●	3,153
1	LivePerson, Inc. ●	8
2	Logmein, Inc. ●	42
4	Manhattan Associates, Inc. ●	98
3	MAXIMUS, Inc.	165
79	Mercadolibre, Inc. ●	3,811
162	Net 1 UEPS Technologies, Inc. ●	2,977
5	Netscout Systems, Inc. ●	78
11	North American Equity	87
2	Opnet Technologies, Inc.	35
131	Parametric Technology Corp. ●	2,363
3	Pegasystems, Inc.	98
4	Perficient, Inc. ●	48
3	Progress Software Corp. ●	84
109	Quest Software, Inc. ●	1,930
167	Rackspace Hosting, Inc. ●	3,135
6	Radiant Systems, Inc. ●	83
50	Red Hat, Inc. ●	1,458
113	RightNow Technologies, Inc. ●	2,016
14	S1 Corp. ●	83
414	Sapient Corp.	3,787
46	Sohu.com, Inc. ●	2,484
123	Solera Holdings, Inc.	4,744
11	SonicWALL, Inc. ●	93
83	Sourcefire, Inc. w/Rights ●	1,912
3	Syntel, Inc.	102
6	Taleo Corp. Class A ●	151
194	TeleCommunication Systems, Inc. Class A ●.	1,419
7	TeleTech Holdings, Inc. ●	112
334	Tibco Software, Inc. ●	3,600
93	TiVo, Inc. ●	1,585
6	Total System Services, Inc.	99
5	Tyler Corp. ●	97
3	Unisys Corp. ●	108
402	United Online, Inc.	3,009
15	Valueclick, Inc. ●	156
5	Vasco Data Security International ●	39
202	VeriFone Holdings, Inc. ●	4,084
8	Websense, Inc. ●	180
133	Wright Express Corp. ●	3,997
		84,086

4

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Technology Hardware & Equipment - 6.7%
45	3Com Corp. ●	$346
–	Acme Packet, Inc. ●	1
4	ADTRAN, Inc.	108
17	Arris Group, Inc. ●	208
8	Aruba Networks, Inc. ●	104
8	AVX Corp.	108
185	Benchmark Electronics, Inc. ●	3,831
4	Blue Coat Systems, Inc. ●	130
2	Cognex Corp.	34
4	Comtech Telecommunications Corp. ●	117
3	Daktronics, Inc.	20
11	Emulex Corp. ●	145
4	FLIR Systems, Inc. ●	107
10	Harmonic, Inc. ●	64
6	Insight Enterprises, Inc. ●	83
76	Interdigital, Inc. ●	2,106
7	Intermec, Inc. ●	106
100	Multi-Fineline Electronix, Inc. ●	2,574
3	National Instruments Corp.	97
238	Netezza Corp. ●	3,037
4	Netgear, Inc. ●	99
12	Novatel Wireless, Inc. ●	83
180	Oplink Communications, Inc. ●	3,334
4	Osi Systems, Inc. ●	116
127	Plantronics, Inc.	3,977
2	Plexus Corp. ●	88
116	Polycom, Inc. ●	3,538
199	QLogic Corp. ●	4,037
32	Quantum Corp. ●	84
240	Riverbed Technology, Inc. ●	6,810
5	Silicon Graphics International ●	53
5	Stratasys, Inc. ●	123
3	Synaptics, Inc. ●	88
3	SYNNEX Corp. ●	93
12	Vishay Intertechnology, Inc. ●	124
133	Xyratex Ltd. ●	2,257
		38,230
	Telecommunication Services - 2.1%
71	AboveNet, Inc. ●	3,602
12	Alaska Communication Systems Holdings,
	Inc.	96
107	Atlantic Tele-Network, Inc.	4,826
41	Cincinnati Bell, Inc. ●	140
7	Consolidated Communications Holdings, Inc.	125
29	Frontier Communications Corp.	216
5	Iowa Telecommunications Services, Inc.	90
1	Neutral Tandem, Inc. ●	13
50	NTELOS Holdings Corp.	895
22	PAETEC Holding Corp. ●	101
8	Premiere Global Services, Inc. ●	63
78	Syniverse Holdings, Inc. ●	1,528
5	TW Telecom, Inc. ●	88
6	USA Mobility, Inc.	73
		11,856
	Transportation - 1.8%
13	Avis Budget Group, Inc. ●	150
17	Hawaiian Holdings, Inc. ●	127
81	Marten Transport Ltd. ●	1,599
231	UAL Corp. ●	4,517
174	Werner Enterprises, Inc.	4,036
		10,429
	Utilities - 0.9%
8	CenterPoint Energy, Inc.	115
161	China Natural Gas ●	1,575
109	UniSource Energy Corp.	3,421
		5,111
	Total common stocks
	(cost $463,542)	$560,614

EXCHANGE TRADED FUNDS - 0.7%
	Other Investment Pools and Funds - 0.7%
58	iShares Russell 2000 Growth Index Fund	$4,226

	Total exchange traded funds
	(cost $4,202)	$4,226

	Total long-term investments
	(cost $467,744)	$564,840

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.8%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $280,
	collateralized by FHLMC 6.00%, 2037,
	FNMA 5.00%, 2035, value of $285)
$280	0.02%, 3/31/2010	$280
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $2,063,
	collateralized by FNMA 4.00% - 7.50%,
	2024 - 2039, value of $2,104)
2,063	0.03%, 3/31/2010	2,063
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $229, collateralized by FNMA
	4.50%, 2040, value of $234)
229	0.01%, 3/31/2010	229
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $782,
	collateralized by FHLMC 4.00% - 6.00%,
	2018 - 2040, FNMA 4.00% - 6.50%, 2018 -
	2040, value of $801)
782	0.02%, 3/31/2010	782
	RBS Greenwich Capital Markets TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $443,
	collateralized by U.S. Treasury Note 1.13%
	- 4.63%, 2012 - 2016, value of $452)
443	0.00%, 3/31/2010	443

5

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Repurchase Agreements - 0.8% - (continued)
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	04/01/2010 in the amount of $454,
	collateralized by U.S. Treasury Note 3.13%,
	2019, value of $463)
$454	0.00%, 3/31/2010		$454
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2010 in the amount of
	$2, collateralized by U.S. Treasury Note
	1.75%, 2014, value of $2)
2	0.01%, 3/31/2010		2
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $474, collateralized by FNMA
	3.50% - 7.00%, 2019 - 2040, value of $483)
474	0.01%, 3/31/2010		474
			4,727
	U.S. Treasury Bills - 0.1%
85	0.05%, 4/15/2010□○		85

	Total short-term investments
	(cost $4,812)		$4,812

	Total investments
	(cost $472,556) ▲	100.2%	$569,652
	Other assets and liabilities	(0.2)%	(960)
	Total net assets	100.0%	$568,692
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.5% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $475,580 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$130,537
Unrealized Depreciation	(36,465)
Net Unrealized Appreciation	$94,072

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2010.

Futures Contracts Outstanding at March 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	11	Long	Jun 2010	$3

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$560,614	$560,614	$–	$–
Exchange Traded Funds	4,226	4,226	–	–
Short-Term Investments	4,812	–	4,812	–
Total	$569,652	$564,840	$4,812	$–
Futures *	3	3	–	–
Total	$3	$3	$–	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 91.6%
	Automobiles & Components - 0.6%
5	Modine Manufacturing Co. ●	$61
4	Standard Motor Products	41
1	Stoneridge, Inc. ●	13
1	Superior Industries International	13
1	Tenneco Automotive, Inc. ●	33
14	Thor Industries, Inc.	408
		569
	Banks - 7.2%
1	Alliance Financial Corp.	26
1	Ameris Bancorp	9
–	Ames National Corp.	4
2	Arrow Financial Corp.	41
34	Associated Bancorp.	462
1	Astoria Financial Corp.	11
5	Banco Latinoamericano de Exportaciones S.A.
	ADR Class E	74
1	Bank of Marin Bancorp	21
2	Bank of the Ozarks, Inc.	83
3	Bankfinancial Corp.	26
–	Bridge Bancorp, Inc.	4
1	Bryn Mawr Bank Corp.	20
2	Camden National Corp.	53
67	Cathay General Bancorp	781
1	Century Bancorp, Inc.	24
2	Chemical Financial Corp.	45
1	Citizens & Northern Corp.	16
2	City Holding Co.	77
1	Clifton Savings Bancorp, Inc.	8
1	CNB Financial Corp.	19
1	Community Bank System, Inc.	11
1	Community Trust Bancorp, Inc.	16
62	CVB Financial Corp.	616
6	Dime Community Bancshares	71
3	East West Bancorp, Inc.	51
–	ESB Financial Corp.	3
2	Financial Institutions	24
4	First Bancorp North Carolina	60
1	First Bancorp, Inc.	17
–	First Community Bancshares	6
1	First Defiance Financial Corp.	5
–	First Financial Bancorp	4
–	First Financial Bankshares, Inc.	10
1	First Financial Holdings	18
5	First Financial Northwest	35
1	First Long Island Corp.	29
6	FirstMerit Corp.	136
6	Flushing Financial Corp.	72
13	FNB Corp.	103
4	Fox Chase Bancorp, Inc. ●	40
–	German American Bancorp, Inc.	6
2	Great Southern Bancorp, Inc.	44
3	Guaranty Bancorp ●	4
1	Hancock Holding Co.	42
1	Home Bancorp, Inc. ●	15
3	Home Bancshares, Inc.	80
–	Iberiabank Corp.	12
17	International Bancshares Corp.	380
3	Investors Bancorp, Inc. ●	41
4	Kearny Financial Corp.	39
3	Lakeland Financial Corp.	48
4	MB Financial, Inc.	101
–	Merchants Bancshares	6
–	MGIC Investment Corp. ●	3
–	NASB Financial, Inc.	7
1	National Bankshares, Inc.	33
8	National Penn Bancshares, Inc.	55
3	NBT Bancorp	72
1	Newalliance Bancs	15
2	Northfield Bancorp, Inc.	27
4	Northwest Bancshares, Inc.	43
7	Ocwen Financial Corp. ●	82
–	Old National Bankcorp	3
6	Oriental Financial Group, Inc.	85
–	Orrstown Financial Services, Inc.	6
23	Pacific Capital Bancorp	41
–	Park National Corp.	23
1	Peapack-Gladstone Financial	11
2	Peoples Bancorp, Inc.	28
–	Porter Bancorp, Inc.	4
4	Prosperity Bancshares, Inc.	159
3	Provident Financial Services, Inc.	31
3	Renasant Corp.	48
3	Republic Bancorp, Inc.	49
–	Rockville Financial, Inc.	4
2	S&T Bancorp, Inc.	47
–	S.Y. Bancorp, Inc.	2
3	Santander Bancorp ●	36
1	SCBT Financial Corp.	30
3	Southside Bancshares, Inc.	57
–	State Bancorp, Inc.	2
25	Sterling Bancshares, Inc.	139
10	Suffolk Bancorp	296
2	SVB Financial Group ●	101
2	Towne Bank	31
10	Trustco Bank Corp.	62
3	Trustmark Corp.	75
–	UMB Financial Corp.	14
1	Umpqua Holdings Corp.	10
2	United Bankshares, Inc.	55
4	United Community Banks, Inc. ●	19
–	United Financial Bancorp, Inc.	5
7	Webster Financial Corp.	124
–	Wintrust Financial Corp.	15
40	Zion Bancorp	862
		6,760
	Capital Goods - 9.6%
1	A.O. Smith Corp.	58
3	AAR Corp. ●	65
1	Aircastle Ltd.	10
1	Albany International Corp. Class A	19
2	Altra Holdings, Inc. ●	25
4	American Rail Car Industries, Inc.	54
–	Ameron International Corp.	8
14	AMETEK, Inc.	560
4	Apogee Enterprises	66
2	Barnes Group, Inc.	41
3	Belden, Inc.	85
2	Brady Corp. Class A	55
4	Briggs & Stratton Corp.	82
4	Ceradyne, Inc. ●	87

Hartford SmallCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 91.6% - (continued)
	Capital Goods - 9.6% - (continued)
2	CIRCOR International, Inc.	$52
28	Clarcor, Inc.	976
7	Colfax Corp. ●	78
–	Columbus McKinnon Corp. ●	8
13	Comfort Systems USA, Inc.	162
2	Ducommun, Inc.	46
14	Dycom Industries, Inc. ●	127
7	EMCOR Group, Inc. ●	177
8	EnerSys ●	186
6	Enpro Industries, Inc. ●	164
–	Franklin Electric Co., Inc.	11
21	Graco, Inc.	672
10	GrafTech International Ltd. ●	143
–	Graham Corp.	3
3	Greenbrier Cos.	34
3	H & E Equipment Services, Inc. ●	35
31	Hexcel Corp. ●	448
21	Huttig Building Products, Inc. ⌂●	18
3	Interline Brands, Inc. ●	57
3	Kadant, Inc. ●	42
1	Kaydon Corp.	45
–	Layne Christensen Co. ●	7
23	Lincoln Electric Holdings, Inc.	1,258
3	Mueller Industries, Inc.	86
16	Mueller Water Products, Inc.	78
1	Nacco Industries, Inc. Class A	96
1	Nordson Corp.	48
51	Pike Electric Corp. ●	471
19	Roper Industries, Inc.	1,122
4	SauerDanfoss, Inc. ●	57
4	Standex International	100
8	TAL International Group, Inc.	157
6	Tredegar Corp.	97
1	Trimas Corp. ●	9
1	Triumph Group, Inc.	91
1	Tutor Perini Corp. ●	14
–	Twin Disc, Inc.	4
14	United Rentals, Inc. ●	133
11	Wabtec Corp.	442
–	Watts Water Technologies, Inc.	8
		8,977
	Commercial & Professional Services - 8.3%
63	ABM Industries, Inc.	1,327
9	ACCO Brands Corp. ●	69
21	ATC Technology Corp. ●	358
1	Consolidated Graphics, Inc. ●	53
21	Copart, Inc. ●	748
1	Cornell Cos., Inc. ●	20
1	Deluxe Corp.	20
2	Ennis, Inc.	31
18	FTI Consulting, Inc. ●	708
1	G & K Services, Inc. Class A	31
7	GP Strategies Corp. ●	60
10	Heidrick & Struggles International, Inc.	283
1	HNI Corp.	22
23	KAR Auction Services, Inc. ●	353
1	Kimball International, Inc.	8
51	McGrath RentCorp	1,226
5	On Assignment, Inc. ●	34
36	Resources Connection, Inc. ●	690
23	School Specialty, Inc. ●	511
34	Schwak, Inc.	607
5	SFN Group, Inc. ●	43
4	Standard Register Co.	19
8	United Stationers, Inc. ●	482
–	Viad Corp.	2
7	Waste Services, Inc. ●	71
		7,776
	Consumer Durables & Apparel - 4.0%
7	American Greetings Corp. Class A	146
1	Beazer Homes USA, Inc. ●	3
1	Blyth, Inc.	38
2	Brunswick Corp.	24
1	Carter's, Inc. ●	36
2	Crocs, Inc. ●	15
22	Eastman Kodak Co.	130
1	Furniture Brands International, Inc. ●	5
–	Helen of Troy Ltd. ●	9
2	Hooker Furniture Corp.	34
11	Jones Apparel Group, Inc.	212
12	La-Z-Boy, Inc. ●	151
4	Oxford Industries, Inc.	75
2	Perry Ellis International ●	38
12	Quiksilver, Inc. ●	59
30	RC2 Corp. ●	448
3	Standard-Pacific Corp. ●	15
10	Sturm Ruger & Co., Inc.	122
49	Tempur-Pedic International, Inc. ●	1,487
5	Timberland Co. Class A ●	112
4	Unifi, Inc. ●	14
27	Volcom, Inc. ●	517
		3,690
	Consumer Services - 3.0%
5	Bob Evans Farms, Inc.	148
34	Burger King Holdings, Inc.	712
–	Churchill Downs, Inc.	13
–	Frischs Restaurants, Inc.	2
4	Great Wolf Resorts, Inc. ●	12
1	Interval Leisure Group, Inc. ●	12
2	Life Time Fitness, Inc. ●	49
–	Marcus Corp.	3
28	Matthews International Corp. Class A	1,001
5	McCormick & Schmick's Seafood ●	55
–	Monarch Casino & Resort, Inc. ●	3
2	Multimedia Games, Inc. ●	9
8	O' Charley's, Inc. ●	71
21	Papa John's International, Inc. ●	528
1	Pinnacle Entertainment, Inc. ●	9
1	Speedway Motorsports, Inc.	22
2	Steiner Leisure Ltd. ●	96
4	Stewart Enterprises, Inc.	28
		2,773
	Diversified Financials - 5.4%
8	Advance America Cash Advance Centers, Inc.	47
21	Allied Capital Corp. ●	103
3	American Capital Ltd. ●	14
10	Apollo Investment Corp.	133
131	Ares Capital Corp.	1,948
6	Blackrock Kelso Capital Corp.	63
1	Calamos Asset Management, Inc.	16

Hartford SmallCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 91.6% - (continued)
	Diversified Financials - 5.4% - (continued)
5	Cardtronics, Inc. ●	$67
2	Cash America International, Inc.	84
5	Compass Diversified Holdings	73
–	Credit Acceptance Corp. ●	10
54	E*Trade Financial Corp. ●	89
1	Encore Capital Group, Inc. ●	15
54	Federated Investors, Inc.	1,416
4	Fifth Street Finance Corp.	42
1	Gladstone Capital Corp.	7
7	Hercules Technology Growth	76
1	Kayne Anderson Energy Development Co.	9
14	MCG Capital Corp. ●	74
1	Oppenheimer Holdings Class A	33
7	PennantPark Investment Corp.	69
5	PHH Corp. ●	127
–	Piper Jaffray Cos. ●	7
2	Prospect Capital Corp.	28
18	Raymond James Financial, Inc.	468
3	Safeguard Scientifics, Inc. ●	39
1	Virtus Investment Partners, Inc. ●	29
–	World Acceptance Corp. ●	12
		5,098
	Energy - 5.9%
1	Atlas Energy, Inc.	16
7	Berry Petroleum Co.	193
3	Bill Barrett Corp. ●	97
1	Bristow Group, Inc. ●	30
13	Cal Dive International, Inc. ●	99
29	Carbo Ceramics, Inc.	1,808
5	Complete Production Services, Inc. ●	63
–	Contango Oil & Gas Co. ●	23
1	Goodrich Petroleum Corp. ●	17
11	Hercules Offshore, Inc. ●	46
33	International Coal Group, Inc. ●	152
18	ION Geophysical Corp. ●	88
8	Key Energy Services, Inc. ●	75
–	Lufkin Industries, Inc.	24
7	Matrix Service Co. ●	71
7	Oceaneering International, Inc. ●	428
5	Parker Drilling Co. ●	24
7	Petroleum Development Corp. ●	155
15	Pioneer Drilling Co. ●	102
5	Rosetta Resources, Inc. ●	119
41	TETRA Technologies, Inc. ●	501
1	TGC Industries, Inc. ●	4
4	Union Drilling, Inc. ●	22
–	Westmoreland Coal Co. ●	4
52	World Fuel Services Corp.	1,372
		5,533
	Food & Staples Retailing - 0.1%
1	Susser Holdings ●	6
2	Weis Markets	61
		67
	Food, Beverage & Tobacco - 1.9%
1	American Italian Pasta Co. ●	21
13	B&G Foods, Inc. Class A	135
11	Chiquita Brands International, Inc. ●	171
18	Flowers Foods, Inc.	433
8	J&J Snack Foods Corp.	326
7	Ralcorp Holdings, Inc. ●	492
4	Universal Corp.	190
		1,768
	Health Care Equipment & Services - 6.7%
2	Allied Healthcare International ●	7
7	Amedisys, Inc. ●	411
1	American Dental Partners, Inc. ●	13
62	AMN Healthcare Services, Inc. ●	541
2	AmSurg Corp. ●	45
2	Cantel Medical Corp.	44
9	Chemed Corp.	489
14	Cooper Co., Inc.	544
5	Healthspring, Inc. ●	96
7	ICU Medical, Inc. ●	241
5	Invacare Corp.	142
9	inVentiv Health, Inc. ●	204
7	Kindred Healthcare, Inc. ●	125
17	Landauer, Inc.	1,128
1	Magellan Health Services, Inc. ●	61
–	Molina Healthcare, Inc. ●	12
11	NightHawk Radiology Holdings, Inc. ●	36
7	Novamed, Inc. ●	24
30	Owens & Minor, Inc.	1,392
3	Rehabcare Group, Inc. ●	76
6	Symmetry Medical, Inc. ●	64
3	Triple-S Management Corp., Class B ●	46
5	U.S. Physical Therapy, Inc. ●	80
1	Wellcare Health Plans, Inc. ●	39
17	Young Innovations, Inc.	479
		6,339
	Household & Personal Products - 1.3%
4	Central Garden & Pet Co. Class A ●	39
3	Inter Parfums, Inc.	49
–	Nutraceutical International Corp. ●	4
17	Prestige Brands Holdings, Inc. ●	150
–	Schiff Nutrition International	3
30	WD40 Co.	975
		1,220
	Insurance - 4.1%
1	Amerisafe, Inc. ●	20
5	Amtrust Financial Services	69
3	Argo Group International Holdings Ltd.	102
3	Assured Guaranty Ltd.	75
17	Conseco, Inc. ●	106
3	Delphi Financial Group Class A	81
5	Employers Holdings, Inc.	80
2	FBL Financial Group Class A	56
4	First Mercury Financial Corp.	50
6	Flagstone Reinsurance Holdings	68
3	Greenlight Capital Re Ltd. Class A ●	93
2	Hallmark Financial Services, Inc. ●	18
2	Harleysville Group, Inc.	69
35	Horace Mann Educators Corp.	530
8	Maiden Holdings Ltd.	63
5	Max Capital Group Ltd.	114
10	Meadowbrook Insurance Group, Inc.	82
8	Montpelier Re Holdings Ltd.	129
7	National Financial Partners Corp. ●	94
13	Phoenix Cos. ●	31
4	Platinum Underwriters Holdings Ltd.	162
3	ProAssurance Corp. ●	161

Hartford SmallCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 91.6% - (continued)
	Insurance - 4.1% - (continued)
16	RLI Corp.	$932
2	Seabright Insurance Holdings	20
35	Selective Insurance Group	585
–	Zenith National Insurance Corp.	17
		3,807
	Materials - 3.7%
6	A. Schulman, Inc.	147
1	Ampal-American Israel Corp. Class A ●	2
27	Balchem Corp.	674
1	Boise, Inc. ●	6
5	Buckeye Technologies, Inc. ●	59
2	BWAY Holding Co. ●	47
2	Domtar Corp. ●	153
45	Glatfelter	645
8	Graphic Packaging Holding Co. ●	29
2	H.B. Fuller Co.	35
1	Hawkins, Inc.	25
8	Headwaters, Inc. ●	36
9	Hecla Mining Co. ●	47
2	Innospec, Inc.	17
2	Kaiser Aluminum Corp.	65
1	Minerals Technologies, Inc.	62
2	Myers Industries	19
18	Neenah Paper, Inc.	280
7	Olin Corp.	146
3	OM Group, Inc. ●	106
19	PolyOne Corp. ●	199
2	Schweitzer-Mauduit International, Inc.	79
5	Sensient Technologies Corp.	149
7	Solutia, Inc. ●	105
7	Spartech Corp. ●	85
4	Stillwater Mining Co. ●	50
2	W.R. Grace & Co. ●	49
16	Wausau Paper Corp.	135
6	Worthington Industries, Inc.	99
		3,550
	Media - 0.4%
3	Crown Media Holdings, Inc. ●	6
2	Harte-Hanks, Inc.	27
14	Journal Communications, Inc.	58
3	Knology, Inc. ●	34
–	LodgeNet Interactive Corp. ●	3
9	Mediacom Communications Corp. ●	52
3	National Cinemedia, Inc.	51
2	Scholastic Corp.	59
23	Sinclair Broadcast Group, Inc. Class A ●	116
		406
	Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
3	Albany Molecular Research, Inc. ●	22
4	Bio-Rad Laboratories, Inc. Class A ●	456
14	Charles River Laboratories International, Inc. ●	550
5	Covance, Inc. ●	319
1	Facet Biotech Corp. ●	30
11	KV Pharmaceutical Co. ●	19
–	Par Pharmaceutical Cos., Inc. ●	5
1	ViroPharma, Inc. ●	15
		1,416
	Real Estate - 4.9%
1	Agree Realty Corp.	30
1	American Campus Communities, Inc.	27
14	Anworth Mortgage Asset Corp.	93
12	Ashford Hospitality ●	84
5	Associated Estates Realty	65
2	Biomed Realty Trust, Inc.	35
14	CapLease, Inc.	80
6	Capstead Mortgage Corp.	69
8	CBL & Associates Properties	104
7	Colonial Properties Trust	87
9	DCT Industrial Trust, Inc.	45
16	Developers Diversified Realty Corp.	199
11	Diamondrock Hospitality ●	116
3	DuPont Fabros Technology, Inc.	63
6	Education Realty Trust, Inc.	35
38	Entertainment Properties Trust	1,556
–	Extra Space Storage, Inc.	6
1	Felcor Lodging Trust, Inc. ●	4
12	First Industrial Realty Trust, Inc. ●	93
4	First Potomac Realty Trust	65
1	Franklin Street Properties Corp.	12
3	Getty Realty Corp.	59
2	Gladstone Commercial Corp.	22
13	Glimcher Realty Trust	67
–	Hatteras Financial Corp.	3
6	Healthcare Realty Trust, Inc.	128
4	Hersha Hospitality Trust	22
5	Highwoods Properties, Inc.	151
1	Home Properties of New York, Inc.	67
7	Inland Real Estate Corp.	63
2	Invesco Mortgage Capital	41
1	Investors Real Estate Trust	12
7	iStar Financial, Inc.	33
1	Kilroy Realty Corp.	25
6	Kite Realty Group Trust	28
1	LaSalle Hotel Properties	18
15	Lexington Realty Trust	98
9	Medical Properties Trust, Inc.	97
21	MFA Mortgage Investments, Inc.	152
1	Mid-America Apartment Communities, Inc. .	75
3	National Health Investors, Inc.	105
4	National Retail Properties, Inc.	86
2	Omega Healthcare Investors	31
7	Penn Real Estate Investment Trust	84
1	PS Business Parks, Inc.	69
1	Ramco-Gershenson Properties Trust	16
9	Resource Capital Corp.	62
–	Sovran Self Storage, Inc.	4
4	Sun Communities, Inc.	94
4	U-Store-It	25
1	Walter Investment Management	8
1	Washington Real Estate Investment Trust	27
		4,640
	Retailing - 3.2%
3	Asbury Automotive Group ●	42
1	Books-A-Million, Inc.	7
106	Borders Group, Inc. ●	182
–	Brown Shoe Co., Inc.	7
–	Cabela's, Inc. ●	4
1	Charming Shoppes, Inc. ●	3
5	Collective Brands, Inc. ●	122

Hartford SmallCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 91.6% - (continued)
	Retailing - 3.2% - (continued)
1	Core-Mark Holding Co., Inc. ●	$34
5	Dillard's, Inc.	125
3	Dress Barn, Inc. ●	73
–	DSW, Inc. ●	10
20	Group 1 Automotive, Inc. ●	621
12	Gymboree Corp. ●	633
4	Jo-Ann Stores, Inc. ●	175
2	Lithia Motors, Inc. ●	15
3	Men's Wearhouse, Inc.	72
1	New York & Co., Inc. ●	3
33	OfficeMax, Inc. ●	538
3	Orbitz Worldwide, Inc. ●	23
2	Pep Boys-Manny Moe & Jack	24
8	Rent-A-Center, Inc. ●	198
3	Retail Ventures, Inc. ●	28
1	Sally Beauty Co., Inc. ●	9
2	Sonic Automotive, Inc. ●	20
5	Stage Stores, Inc.	73
		3,041
	Semiconductors & Semiconductor Equipment - 2.3%
24	ATMI, Inc. ●	454
1	Cymer, Inc. ●	21
8	DSP Group, Inc. ●	65
144	Entegris, Inc. ●	724
12	Lattice Semiconductor Corp. ●	45
–	Pericom Semiconductor Corp. ●	3
29	Photronics, Inc. ●	146
22	RF Micro Devices, Inc. ●	110
9	TriQuint Semiconductor, Inc. ●	63
15	Varian Semiconductor Equipment Associates,
	Inc. ●	480
		2,111
	Software & Services - 6.3%
8	Acxiom Corp. ●	141
28	Cass Information Systems, Inc.	872
18	Computer Services, Inc.	722
31	DealerTrack Holdings, Inc. ●	530
20	Earthlink, Inc.	171
2	Euronet Worldwide, Inc. ●	37
4	Fair Isaac, Inc.	101
14	Global Cash Access, Inc. ●	116
1	Hackett Group, Inc. ●	3
3	Internap Network Services Corp. ●	16
1	Internet Brands, Inc. Class A ●	12
8	Lawson Software, Inc. ●	55
4	ModusLink Global Solutions, Inc. ●	31
10	Ness Technologies, Inc. ●	63
2	Perficient, Inc. ●	25
1	Pervasive Software, Inc. ●	4
6	Quest Software, Inc. ●	110
8	Solera Holdings, Inc.	309
33	Syntel, Inc.	1,250
15	Tibco Software, Inc. ●	159
10	Unisys Corp. ●	339
9	United Online, Inc.	65
35	VeriFone Holdings, Inc. ●	697
1	Virtusa Corp. ●	8
8	Web.com Group, Inc. ●	43
		5,879
	Technology Hardware & Equipment - 4.6%
12	Arris Group, Inc. ●	145
16	Aviat Networks, Inc. ●	106
40	Avid Technology, Inc. ●	551
9	Benchmark Electronics, Inc. ●	187
1	Black Box Corp.	19
–	Checkpoint Systems, Inc. ●	4
18	Coherent, Inc. ●	575
15	Cray, Inc. ●	89
2	CTS Corp.	18
5	DDI Corp. ●	26
1	Digi International, Inc. ●	12
48	Electronics for Imaging, Inc. ●	558
6	Insight Enterprises, Inc. ●	88
19	Jabil Circuit, Inc.	308
6	Methode Electronics, Inc.	55
8	Oplink Communications, Inc. ●	152
2	Osi Systems, Inc. ●	67
1	PC Connection, Inc. ●	6
3	PC-Tel, Inc. ●	18
26	Plantronics, Inc.	813
3	Scansource, Inc. ●	78
5	Smart Modular Technologies, Inc. ●	39
15	Symmetricom, Inc. ●	88
4	SYNNEX Corp. ●	108
11	Technitrol, Inc.	60
3	Tekelec ●	51
8	TTM Technologies, Inc. ●	67
2	X-Rite, Inc. ●	6
		4,294
	Telecommunication Services - 0.6%
25	Cincinnati Bell, Inc. ●	86
48	General Communication, Inc. Class A ●	274
6	Global Crossing Ltd. ●	86
2	Premiere Global Services, Inc. ●	18
5	USA Mobility, Inc.	67
		531
	Transportation - 3.5%
4	Alaska Air Group, Inc. ●	165
–	Amerco ●	11
4	Atlas Air Worldwide Holdings, Inc. ●	204
2	Avis Budget Group, Inc. ●	21
11	Celadon Group, Inc. ●	149
3	Dollar Thrifty Automotive Group, Inc. ●	109
20	Forward Air Corp.	513
4	Heartland Express, Inc.	64
15	JetBlue Airways Corp. ●	82
2	Knight Transportation, Inc.	50
39	Landstar System, Inc.	1,641
12	SkyWest, Inc.	165
3	Ultrapetrol Bahamas Ltd. ●	16
5	Werner Enterprises, Inc.	106
		3,296
	Utilities - 2.6%
1	American States Water	28
3	Avista Corp.	72
3	Black Hills Corp.	95
1	Chesapeake Utilities Corp.	24
21	El Paso Electric Co. ●	434
1	Empire District Electric Co.	9
2	IDACORP, Inc.	53

Hartford SmallCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 91.6% - (continued)
	Utilities - 2.6% - (continued)
1	MGE Energy, Inc.		$35
5	New Jersey Resources Corp.		181
–	Nicor, Inc.		13
6	NorthWestern Corp.		158
1	Piedmont Natural Gas		36
11	PNM Resources, Inc.		136
7	Portland General Electric Co.		132
4	South Jersey Industries, Inc.		166
5	Southwest Gas Corp.		155
5	UniSource Energy Corp.		167
21	Westar Energy, Inc.		468
1	WGL Holdings, Inc.		33
			2,395
	Total common stocks
	(cost $73,036)		$85,936

	Total long-term investments
	(cost $73,036)		$85,936

SHORT-TERM INVESTMENTS - 6.9%
	Investment Pools and Funds - 6.9%
	Federated Investors Prime Obligations
821	Fund		$821
5,666	State Street Bank Money Market Fund		5,665
			6,486
	Total short-term investments
	(cost $6,486)		$6,486

	Total investments
	(cost $79,522) ▲	98.5%	$92,422
	Other assets and liabilities	1.5%	1,410
	Total net assets	100.0%	$93,832

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.1% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $81,696 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,089
Unrealized Depreciation	(5,363)
Net Unrealized Appreciation	$10,726

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if  the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
03/2006 -	21	Huttig Building Products, Inc.
05/2006			$183

The aggregate value of these securities at March 31, 2010 was $18 which represents 0.02% of total net assets.

Futures Contracts Outstanding at March 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	11	Long	Jun 2010	$4

* The number of contracts does not omit 000's.

Cash of $44 was pledged as initial margin deposit for open futures contracts at March 31, 2010.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Hartford SmallCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$85,936	$85,936	$–	$–
Short-Term Investments	6,486	6,486	–	–
Total	$92,422	$92,422	$–	$–
Futures *	4	4	–	–
Total	$4	$4	$–	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.0%
	Automobiles & Components - 1.8%
27	ArvinMeritor, Inc. ●	$362
7	Autoliv, Inc.	381
10	BorgWarner, Inc. ●	393
15	Dorman Products, Inc. ●	282
14	Gentex Corp.	268
26	Standard Motor Products	257
9	Thor Industries, Inc.	278
14	TRW Automotive Holdings Corp. ●	389
		2,610
	Banks - 3.4%
9	Commerce Bankshares, Inc.	358
12	Community Trust Bancorp, Inc.	315
7	Cullen/Frost Bankers, Inc.	379
27	Fifth Third Bankcorp	366
19	First Financial Bancorp	336
7	Hancock Holding Co.	299
15	International Bancshares Corp.	349
52	Keycorp	405
44	Marshall & Ilsley Corp.	356
26	Northwest Bancshares, Inc.	304
5	Peoples Bancorp, Inc.	83
51	Provident Financial Services, Inc.	608
17	S&T Bancorp, Inc.	359
7	SVB Financial Group ●	345
17	TCF Financial Corp.	263
		5,125
	Basic Materials - 0.2%
12	RPM International, Inc.	266

	Capital Goods - 8.5%
8	A.O. Smith Corp.	415
12	Aecom Technology Corp. ●	346
3	Alliant Techsystems, Inc. ●	256
8	AMETEK, Inc.	344
24	Apogee Enterprises	378
8	Armstrong World Industries, Inc. ●	283
8	Brady Corp. Class A	241
17	Briggs & Stratton Corp.	339
8	Cascade Bancorp	247
9	Crane Co.	316
13	Cubic Corp.	479
8	Donaldson Co., Inc.	340
27	DXP Enterprises, Inc. ●	344
28	DynCorp International, Inc. ●	320
13	EMCOR Group, Inc. ●	328
7	Fluor Corp.	305
20	GrafTech International Ltd. ●	267
8	Harsco Corp.	259
6	Hubbell, Inc. Class B	317
6	Jacobs Engineering Group, Inc. ●	253
22	Kadant, Inc. ●	310
25	KBR, Inc.	545
5	L-3 Communications Holdings, Inc.	458
7	Lindsay Corp.	282
20	Manitowoc Co., Inc.	265
4	Nacco Industries, Inc. Class A	260
14	Owens Corning, Inc. ●	344
12	Powell Industries, Inc. ●	392
7	Preformed Line Products Co.	258
8	Roper Industries, Inc.	486
21	Sterling Construction Co., Inc. ●	333
9	Timken Co.	276
9	Toro Co.	445
8	TransDigm Group, Inc.	414
5	Triumph Group, Inc.	362
7	Universal Forest Products	272
8	Watts Water Technologies, Inc.	253
12	WESCO International, Inc. ●	420
		12,752
	Commercial & Professional Services - 2.5%
19	ABM Industries, Inc.	405
18	ATC Technology Corp. ●	306
11	Brink's Co.	319
54	CBIZ, Inc. ●	356
6	IHS, Inc. ●	305
11	McGrath RentCorp	274
94	Perma-Fix Environmental Services ●	211
37	Standard Parking Corp. ●	611
19	Team, Inc. ●	320
8	VSE Corp.	309
24	Waste Services, Inc. ●	237
		3,653
	Consumer Durables & Apparel - 2.8%
11	American Greetings Corp. Class A	235
70	Beazer Homes USA, Inc. ●	316
9	Carter's, Inc. ●	262
22	D.R. Horton, Inc.	276
10	Fossil, Inc. ●	389
26	Hooker Furniture Corp.	416
19	Leggett & Platt, Inc.	403
11	Mattel, Inc.	241
14	Oxford Industries, Inc.	282
14	Perry Ellis International ●	313
5	Phillips Van-Heusen Corp.	276
5	Polaris Industries, Inc.	271
20	Sport Supply Group, Inc.	271
6	Stanley Black & Decker, Inc.	344
		4,295
	Consumer Services - 2.2%
37	Caribou Coffee, Inc. ●	242
23	Carrols Restaurant Group, Inc. ●	159
6	CEC Entertainment, Inc. ●	244
10	Cheesecake Factory, Inc. ●	279
2	Chipotle Mexican Grill, Inc. ●	270
6	Cracker Barrel Old Country Store, Inc.	288
19	Domino's Pizza, Inc. ●	256
6	P.F. Chang's China Bistro, Inc. ●	265
11	Papa John's International, Inc. ●	291
52	Service Corp. International	481
37	Shuffle Master, Inc. ●	299
11	Wyndham Worldwide Corp.	286
		3,360
	Diversified Financials - 3.8%
45	Advance America Cash Advance Centers, Inc.	264
13	Cardtronics, Inc. ●	160
23	CompuCredit Holdings Corp.	120
11	Dollar Financial Corp. ●	261
11	Eaton Vance Corp.	382
13	Ezcorp, Inc. ●	264
25	Hercules Technology Growth	265

1

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.0% - (continued)
	Diversified Financials - 3.8% - (continued)
12	Life Partners Holdings, Inc.	$258
10	Moody's Corp.	283
11	MSCI, Inc. ●	397
18	Nelnet, Inc.	341
34	NGP Capital Resources Co.	287
20	optionsXpress Holdings, Inc.	332
13	Raymond James Financial, Inc.	356
19	SEI Investments Co.	410
21	SLM Corp. ●	258
18	TD Ameritrade Holding Corp. ●	336
63	TradeStation Group, Inc. ●	438
7	Waddell and Reed Financial, Inc. Class A	263
		5,675
	Energy - 5.9%
5	Alpha Natural Resources, Inc. ●	244
9	Atwood Oceanics, Inc. ●	315
11	Berry Petroleum Co.	298
11	Cabot Oil & Gas Corp.	394
6	Cameron International Corp. ●	267
4	Carbo Ceramics, Inc.	262
8	Cimarex Energy Co.	475
15	Cloud Peak Energy, Inc. ●	243
18	Complete Production Services, Inc. ●	214
6	Concho Resources, Inc. ●	282
10	Dresser-Rand Group, Inc. ●	317
30	El Paso Corp.	320
18	Exco Resources, Inc.	338
4	FMC Technologies, Inc. ●	272
19	Green Plains Renewable Energy ●	268
8	Helmerich & Payne, Inc.	301
9	Massey Energy Co.	450
27	Matrix Service Co. ●	286
7	Murphy Oil Corp.	399
5	Newfield Exploration Co. ●	245
8	Oceaneering International, Inc. ●	512
7	Oil States International, Inc. ●	308
20	Quicksilver Resources, Inc. ●	280
14	Stone Energy Corp. ●	254
6	Tidewater, Inc.	274
5	Whiting Petroleum Corp. ●	388
20	Willbros Group, Inc. ●	245
14	World Fuel Services Corp.	373
		8,824
	Food & Staples Retailing - 0.8%
10	Nash Finch Co.	337
14	Safeway, Inc.	341
17	Supervalu, Inc.	283
9	The Andersons, Inc.	297
		1,258
	Food, Beverage & Tobacco - 1.5%
14	ConAgra Foods, Inc.	356
7	Corn Products International, Inc.	250
50	Darling International, Inc. ●	451
8	Hershey Co.	321
5	Lancaster Colony Corp.	277
27	National Beverage Co.	303
4	Ralcorp Holdings, Inc. ●	279
		2,237
	Health Care Equipment & Services - 7.2%
17	Angiodynamics, Inc. ●	269
3	Bard (C.R.), Inc.	260
16	Cantel Medical Corp.	312
6	Catalyst Health Solutions ●	265
9	Community Health Systems, Inc. ●	344
11	Coninucare Corp. ●	39
35	CryoLife, Inc. ●	225
13	Cyberonics, Inc. ●	247
13	Dentsply International, Inc.	443
6	Edwards Lifesciences Corp. ●	603
23	Ev3, Inc. ●	362
5	Gen-Probe, Inc. ●	265
14	Hanger Orthopedic Group, Inc. ●	247
45	Health Management Associates, Inc. Class A ●	387
32	Hologic, Inc. ●	593
4	IDEXX Laboratories, Inc. ●	242
20	Immucor, Inc. ●	452
15	Kindred Healthcare, Inc. ●	268
6	Kinetic Concepts, Inc. ●	288
9	LifePoint Hospitals, Inc. ●	327
14	Masimo Corp.	372
18	Natus Medical, Inc. ●	291
20	Odyssey HealthCare, Inc. ●	362
19	Omnicare, Inc.	527
49	OraSure Technologies, Inc. ●	290
11	Patterson Cos., Inc.	326
26	Quidel Corp. ●	381
6	Resmed, Inc. ●	375
8	STERIS Corp.	276
51	Tenet Healthcare Corp. ●	294
6	Varian Medical Systems, Inc. ●	324
11	VCA Antech, Inc. ●	308
15	Virtual Radiologic Corp. ●	170
		10,734
	Household & Personal Products - 0.6%
5	Church & Dwight Co., Inc.	315
4	Estee Lauder Co., Inc.	272
36	Prestige Brands Holdings, Inc. ●	326
		913
	Insurance - 3.5%
11	Allied World Assurance Holdings Ltd.	480
17	American Financial Group, Inc.	469
3	Arch Capital Group Ltd. ●	244
11	Aspen Insurance Holdings Ltd.	314
11	Axis Capital Holdings Ltd.	347
6	Endurance Specialty Holdings Ltd.	227
11	FBL Financial Group Class A	261
11	Max Capital Group Ltd.	258
44	Meadowbrook Insurance Group, Inc.	348
15	Montpelier Re Holdings Ltd.	246
7	PartnerRe Ltd.	590
4	ProAssurance Corp. ●	252
8	Reinsurance Group of America, Inc.	419
9	Transatlantic Holdings, Inc.	480
10	Unum Group	258
		5,193
	Materials - 6.7%
7	Airgas, Inc.	471
11	AK Steel Holding Corp.	242
7	Arch Chemicals, Inc.	248
11	Balchem Corp.	279

2

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.0% - (continued)
	Materials - 6.7% - (continued)
8	Ball Corp.	$400
8	Carpenter Technology Corp.	300
16	Commercial Metals Co.	245
21	Crown Holdings, Inc. ●	569
9	Eastman Chemical Co.	548
16	Hawkins, Inc.	389
22	Huntsman Corp.	260
23	Innospec, Inc.	264
18	LSB Industries, Inc. ●	281
5	Lubrizol Corp.	449
4	Martin Marietta Materials, Inc.	359
20	Neenah Paper, Inc.	321
13	Olympic Steel, Inc.	441
29	PolyOne Corp. ●	297
15	Reliance Steel & Aluminum	724
5	Schnitzer Steel Industries, Inc.	273
13	Sealed Air Corp.	272
24	Spartech Corp. ●	279
20	Steel Dynamics, Inc.	341
8	Terra Industries, Inc.	368
14	W.R. Grace & Co. ●	383
8	Walter Energy, Inc.	766
23	Worthington Industries, Inc.	399
		10,168
	Media - 1.5%
24	Dolan Media Co. ●	264
9	DreamWorks Animation SKG, Inc. ●	335
32	Gannett Co., Inc.	525
44	Interpublic Group of Cos., Inc. ●	363
10	McGraw-Hill Cos., Inc.	364
29	New York Times Co. Class A ●	317
		2,168
	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
38	Albany Molecular Research, Inc. ●	317
8	Alexion Pharmaceuticals, Inc. ●	419
22	Bruker Corp. ●	318
80	Cambrex Corp. ●	323
3	Cephalon, Inc. ●	230
13	Cepheid, Inc. ●	225
7	Charles River Laboratories International, Inc. ●	283
8	Covance, Inc. ●	497
13	Endo Pharmaceuticals Holdings, Inc. ●	310
45	Exelixis, Inc. ●	273
9	Forest Laboratories, Inc. ●	292
16	Genomic Health, Inc. ●	280
13	Hi-Technology Pharmacal Co., Inc. ●	286
23	King Pharmaceuticals, Inc. ●	273
7	Life Technologies Corp. ●	361
11	Martek Biosciences Corp. ●	248
12	Medicis Pharmaceutical Corp. Class A	304
3	Mettler-Toledo International, Inc. ●	312
6	Millipore Corp. ●	591
64	NPS Pharmaceuticals, Inc. ●	321
6	OSI Pharmaceuticals, Inc. ●	328
48	PDL Biopharma, Inc.	299
9	Perrigo Co.	505
6	Sucampo Pharmaceuticals ●	20
51	Synta Pharmaceuticals Corp. ●	221
20	ViroPharma, Inc. ●	276
		8,112
	Real Estate - 6.4%
11	Agree Realty Corp.	253
10	AMB Property Corp.	275
26	Brandywine Realty Trust	322
26	CB Richard Ellis Group, Inc. Class A ●	412
6	Digital Realty Trust, Inc.	347
29	Douglas Emmett, Inc.	438
7	Equity Lifestyle Properties, Inc.	372
6	Federal Realty Investment Trust	401
21	First Potomac Realty Trust	317
8	Health Care, Inc.	353
10	Highwoods Properties, Inc.	311
13	Hospitality Properties Trust	309
53	HRPT Properties Trust	416
14	Liberty Property Trust	475
13	Macerich Co.	494
12	Mack-Cali Realty Corp.	416
10	Nationwide Health Properties, Inc.	351
12	Post Properties, Inc.	266
11	Potlatch Corp.	384
9	PS Business Parks, Inc.	469
4	Public Storage	322
19	Rayonier, Inc.	859
8	SL Green Realty Corp.	464
6	Tanger Factory Outlet Center	250
14	Weingarten Realty Investments	312
		9,588
	Retailing - 4.8%
8	Aaron Rents, Inc.	257
9	Aeropostale, Inc. ●	271
14	American Eagle Outfitters, Inc.	256
11	Big Lots, Inc. ●	390
17	Chico's FAS, Inc.	245
12	Core-Mark Holding Co., Inc. ●	376
5	Dollar Tree, Inc. ●	296
12	Dress Barn, Inc. ●	301
11	Expedia, Inc.	272
6	Genuine Parts Co.	253
7	Guess?, Inc.	315
8	HSN, Inc. ●	244
10	Limited Brands, Inc.	246
22	Midas, Inc. ●	243
25	PetSmart, Inc.	795
11	RadioShack Corp.	247
35	Sally Beauty Co., Inc. ●	309
5	Sherwin-Williams Co.	304
22	Stage Stores, Inc.	340
11	Tiffany & Co.	508
15	Ulta Salon, Cosmetics & Fragrances, Inc. ●	339
12	Urban Outfitters, Inc. ●	441
		7,248
	Semiconductors & Semiconductor Equipment - 3.8%
2	Actel Corp. ●	24
52	Advanced Micro Devices, Inc. ●	477
11	Altera Corp.	277
28	Applied Micro Circuits Corp. ●	238
26	Ceva, Inc. ●	304

3

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.0% - (continued)
	Semiconductors & Semiconductor Equipment - 3.8% -
	(continued)
7	Cree, Inc. ●	$457
7	Hittite Microwave Corp. ●	305
14	Linear Technology Corp.	407
48	LSI Corp. ●	295
103	Photronics, Inc. ●	525
41	PLX Technology, Inc. ●	217
49	PMC - Sierra, Inc. ●	435
22	Skyworks Solutions, Inc. ●	337
25	Techwell, Inc. ●	474
16	Tessera Technologies, Inc. ●	332
31	Virage Logic Corp. ●	245
15	Xilinx, Inc.	380
		5,729
	Software & Services - 7.5%
13	Akamai Technologies, Inc. ●	411
11	Amdocs Ltd. ●	327
12	Ansys, Inc. ●	509
12	Blackbaud, Inc.	305
16	Broadridge Financial Solutions, Inc.	336
16	CA, Inc.	376
11	Commvault Systems, Inc. ●	226
76	Compuware Corp. ●	639
13	CSG Systems International, Inc. ●	279
30	Deltek, Inc. ●	226
37	DivX, Inc. ●	262
29	Double-Take Software, Inc. ●	259
8	DST Systems, Inc.	315
3	Factset Research Systems, Inc.	250
13	Fair Isaac, Inc.	337
13	Global Payments, Inc.	569
7	Intuit, Inc. ●	240
13	Manhattan Associates, Inc. ●	329
13	Marchex, Inc.	67
9	Micros Systems ●	303
23	Monotype Imaging Holdings, Inc. ●	220
14	Quest Software, Inc. ●	256
31	Red Hat, Inc. ●	896
7	Rovi Corp. ●	241
23	SAIC, Inc. ●	405
30	SonicWALL, Inc. ●	264
2	Stamps.com, Inc. ●	20
14	Sybase, Inc. ●	657
23	Tibco Software, Inc. ●	249
26	Travelzoo, Inc. ●	391
14	Tyler Corp. ●	267
17	VeriSign, Inc. ●	430
9	Wright Express Corp. ●	257
		11,118
	Technology Hardware & Equipment - 5.2%
6	Amphenol Corp. Class A	257
22	Anaren Microwave, Inc. ●	315
6	Anixter International, Inc. ●	277
23	AVX Corp.	332
10	Black Box Corp.	314
65	Brocade Communications Systems, Inc. ●	373
44	China Security & Surveillance Technology,
	Inc. ●	342
10	CommScope, Inc. ●	275
30	CTS Corp.	285
8	Daktronics, Inc.	61
16	Echostar Corp. ●	326
9	F5 Networks, Inc. ●	541
24	FLIR Systems, Inc. ●	688
25	Ingram Micro, Inc. ●	435
18	Jabil Circuit, Inc.	295
9	Measurement Specialties, Inc. ●	129
11	Molex, Inc.	233
11	Multi-Fineline Electronix, Inc. ●	286
23	NCR Corp. ●	317
14	QLogic Corp. ●	274
140	Quantum Corp. ●	367
55	Technitrol, Inc.	292
19	Teradata Corp. ●	561
28	Xerox Corp.	273
		7,848
	Telecommunication Services - 1.5%
10	CenturyTel, Inc.	341
165	Cincinnati Bell, Inc. ●	561
240	Level 3 Communications Corp. ●	388
17	SBA Communications Corp. ●	624
22	USA Mobility, Inc.	277
		2,191
	Transportation - 2.3%
32	Avis Budget Group, Inc. ●	370
9	C.H. Robinson Worldwide, Inc.	484
11	Expeditors International of Washington, Inc.	417
18	Heartland Express, Inc.	302
35	Hertz Global Holdings, Inc. ●	345
12	Hub Group, Inc. ●	324
16	J.B. Hunt Transport Services, Inc.	570
11	Landstar System, Inc.	445
7	Ryder System, Inc.	256
		3,513
	Utilities - 5.2%
27	AES Corp. ●	298
6	AGL Resources, Inc.	247
15	Alliant Energy Corp.	489
32	CenterPoint Energy, Inc.	464
11	Cleco Corp.	287
28	CMS Energy Corp.	430
7	Constellation Energy Group, Inc.	239
7	Edison International	253
8	Energen Corp.	377
9	Integrys Energy Group, Inc.	411
21	Mirant Corp. ●	232
28	N.V. Energy, Inc.	348
10	Northeast Utilities	276
26	NRG Energy, Inc. ●	546
10	Oneok, Inc.	434
26	Pepco Holdings, Inc.	448
20	Pinnacle West Capital Corp.	758
15	PPL Corp.	402
59	RRI Energy, Inc. ●	218
13	SCANA Corp.	504

4

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 95.0% - (continued)
	Utilities - 5.2% - (continued)
11	Westar Energy, Inc.		$254
			7,915
	Total common stocks
	(cost $136,230)		$142,493

	Total long-term investments
	(cost $136,230)		$142,493

SHORT-TERM INVESTMENTS - 3.9%
	Repurchase Agreements - 3.5%
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	04/01/2010 in the amount of $2,618,
	collateralized by U.S. Treasury Note 1.13%
	- 4.63%, 2012 - 2016, value of $2,670)
$2,618	0.00%, 3/31/2010		$2,618
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 04/01/2010 in the
	amount of $2,684, collateralized by U.S.
	Treasury Note 3.13%, 2019, value of
	$2,738)
2,684	0.00%, 3/31/2010		2,684
			5,302
	U.S. Treasury Bills - 0.4%
460	0.10%, 4/15/2010□○		460

	Total short-term investments
	(cost $5,762)		$5,762

	Total investments
	(cost $141,992) ▲	98.9%	$148,255
	Other assets and liabilities	1.1%	1,689
	Total net assets	100.0%	$149,944

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.2% of total net assets at March 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $143,475 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,981
Unrealized Depreciation	(3,201)
Net Unrealized Appreciation	$4,780

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2010.

Futures Contracts Outstanding at March 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	32	Long	Jun 2010	$1
S&P Mid 400 Mini	41	Long	Jun 2010	19
				$20

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$142,493	$142,493	$–	$–
Short-Term Investments	5,762	–	5,762	–
Total	$148,255	$142,493	$5,762	$–
Futures *	20	20	–	–
Total	$20	$20	$–	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
3.5%
	Finance and Insurance - 3.5%
	Ameriquest Mortgage Securities, Inc.
$1,188	1.30%, 09/25/2032 Δ	$901
	Ansonia CDO Ltd.
8,946	0.55%, 07/28/2046 ⌂Δ	626
	Arbor Realty Mortgage Securities
13,000	0.64%, 01/26/2042 ⌂Δ	1,690
	Banc of America Large Loan
3,000	0.47%, 10/15/2019 ⌂Δ	1,895
	Bayview Financial Acquisition Trust
2,135	3.25%, 05/28/2037 ⌂Δ	18
	Bear Stearns Asset Backed Securities, Inc.
5,984	1.35%, 05/25/2037 Δ	65
	CBA Commercial Small Balance
	Commercial Mortgage
51,940	7.25%, 07/25/2039 ⌂►	2,013
	Commercial Mortgage Pass-Through
	Certificates
8,440	0.52%, 12/15/2020 ⌂Δ	4,268
	Countrywide Alternative Loan Trust
1,573	0.50%, 10/25/2035 ⌂Δ	1,487
	DLJ Mortgage Acceptance Corp. - Class B1
6	7.25%, 09/18/2011 ⌂	6
	DLJ Mortgage Acceptance Corp. - Class B2
2	7.25%, 09/18/2011 ⌂	2
	First Franklin Mortgage Loan Asset Backed
	Certificates
540	2.72%, 07/25/2033 Δ	13
	Greenwich Capital Commercial Funding
	Corp.
12,000	0.46%, 11/05/2021 ⌂Δ	5,300
	Lehman XS Trust
12,217	6.50%, 05/25/2037 ⌂Δ	5,526
	LNR CDO Ltd.
7,200	0.60%, 05/28/2043 ⌂Δ	288
	Marathon Real Estate CDO Ltd.
4,000	1.65%, 05/25/2046 ⌂Δ	80
	Master Asset Backed Securities Trust
1,447	2.95%, 05/25/2033 Δ	1,365
	Merrill Lynch Floating Trust
11,000	0.43%, 06/15/2022 ⌂Δ	7,469
	Merrill Lynch Mortgage Investors, Inc.
651	1.90%, 05/25/2032 Δ	266
	Morgan Stanley ABS Capital I
2,667	1.75%, 11/25/2032 Δ	2,017
	Morgan Stanley Capital
5,500	0.33%, 10/15/2020 ■Δ	4,130
	North Street Referenced Linked Notes
4,250	1.30%, 04/28/2011 ■Δ	2,885
	Renaissance Home Equity Loan Trust
4,331	7.50%, 04/25/2037 - 06/25/2037	6
	Residential Asset Mortgage Products, Inc.
1,781	5.70%, 10/25/2031	1,198
	Structured Asset Securities Corp.
3,299	1.75%, 02/25/2033 Δ	2,882
	Wamu Commercial Mortgage Securities
	Trust
8,500	6.14%, 03/23/2045 ■ΔΨ	2,982
		49,378
	Total asset & commercial mortgage backed
	securities
	(cost $127,223)	$49,378

U.S. GOVERNMENT AGENCIES - 63.1%
	Federal Home Loan Mortgage Corporation - 21.9%
$257,850	3.80%, 03/09/2016	$261,708
944	4.50%, 12/01/2018	993
1,848	4.94%, 08/01/2035 Δ	1,935
5,470	5.38%, 03/01/2036 Δ	5,768
3,391	5.49%, 05/01/2036 Δ	3,576
14,550	5.50%, 05/15/2033 Ф	14,519
8,124	5.50%, 09/15/2016	8,665
2,133	6.00%, 10/01/2021 - 09/01/2034	2,317
10,305	6.50%, 09/01/2014 - 09/01/2032	11,239
1,344	7.00%, 10/01/2026 - 11/01/2032	1,509
24	7.50%, 05/01/2024 - 06/01/2025	28
78	8.00%, 08/01/2024 - 10/01/2024	91
2	8.50%, 10/01/2024	2
34	10.00%, 11/01/2020	38
		312,388
	Federal National Mortgage Association - 31.7%
107,000	2.63%, 12/10/2014	105,879
70,000	3.00%, 03/09/2015 - 02/17/2017	70,358
150,000	3.50%, 08/25/2014	151,516
162	4.50%, 01/25/2016	162
995	4.73%, 04/01/2035 Δ	1,043
701	4.85%, 04/01/2035 Δ	730
15,979	5.00%, 08/01/2018 - 12/01/2035	16,656
1,259	5.01%, 07/01/2035 Δ	1,325
9,895	5.30%, 03/01/2037 Δ	10,417
6,635	5.43%, 05/01/2036 Δ	6,945
14,984	5.50%, 05/25/2014 - 08/01/2019	16,075
6,268	5.97%, 07/01/2037 Δ	6,583
28,357	6.00%, 09/01/2013 - 04/18/2036	30,659
13,775	6.50%, 05/01/2013 - 09/01/2032	15,205
2,158	6.50%, 06/25/2029 Ф	2,369
2,014	7.00%, 06/01/2011 - 02/01/2032	2,225
54	7.50%, 06/01/2023	60
205	8.00%, 10/01/2029 - 02/01/2031	237
5	8.50%, 04/01/2017	5
68	9.00%, 08/01/2020 - 09/01/2021	79
5	9.75%, 07/01/2020	6
		438,534
	Government National Mortgage Association - 1.3%
5,745	5.00%, 01/20/2034	5,998
3,294	6.00%, 01/15/2033 - 02/15/2033	3,570
5,361	6.50%, 12/15/2028 - 01/15/2032	5,823
1,875	7.00%, 06/20/2030 - 10/15/2032	2,108
580	7.50%, 04/15/2022 - 04/20/2030	655

1

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 63.1% - (continued)
	Government National Mortgage Association - 1.3% -
	(continued)
$87	8.50%, 06/15/2017 - 03/15/2030	$99
		18,253
	Other Government Agencies - 8.2%
	Small Business Administration
	Participation Certificates:
2,840	4.95%, 03/01/2025	2,995
10,830	5.16%, 02/01/2028	11,430
5,558	5.23%, 03/01/2027	5,918
12,009	5.31%, 08/01/2022 - 05/01/2027	12,844
7,480	5.32%, 01/01/2027	8,016
15,535	5.35%, 02/01/2026	16,631
6,112	5.49%, 02/01/2027	6,591
3,109	5.52%, 06/01/2024	3,305
6,095	5.57%, 03/01/2026	6,605
11,883	5.71%, 06/01/2027	12,858
2,624	5.76%, 10/01/2021	2,811
3,082	5.78%, 12/01/2021	3,333
9,725	5.82%, 07/01/2027	10,644
5,822	6.07%, 07/01/2026	6,349
4,850	6.30%, 05/01/2019	5,296
		115,626
	Total U.S. government agencies
	(cost $861,203)	$884,801

U.S. GOVERNMENT SECURITIES - 28.9%
	Other Direct Federal Obligations - 7.7%
	Federal Home Loan Bank - 7.7%
$20,000	1.50%, 01/16/2013	$19,964
80,000	5.00%, 12/21/2015	87,811
		107,775
	U.S. Treasury Securities - 21.2%
	U.S. Treasury Bonds - 4.8%
3,325	4.38%, 11/15/2039	3,144
65,000	4.63%, 02/15/2040	64,066
		67,210
	U.S. Treasury Notes - 14.9%
35,925	0.88%, 02/29/2012	35,851
12,000	2.38%, 01/15/2017 ◄	13,922
7,000	2.38%, 02/28/2015 Θ	6,952
104,620	3.13%, 01/31/2017	103,876
50,000	3.38%, 11/15/2019 Ø	48,246
		208,847
	U.S. Treasury Strips - 1.5%
21,761	0.88%, 01/31/2012	21,736

		297,793
	Total U.S. government securities
	(cost $408,513)	$405,568

Contracts			Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
		Long Call Index Option Contract - 0.1%
		5 Year U.S. Treasury Note
	2	Expiration: May, 2010, Exercise Price:
		$115.00 Θ	$902

		Total call options purchased
		(cost $755)	$902

Contracts			Market Value ╪
PUT OPTIONS PURCHASED - 0.2%
		Long Put Future Option Contract - 0.2%
		10 Year U.S. Treasury Note
	3	Expiration: May, 2010, Exercise Price:
		$115.00 Ø	$1,734
		U.S. Bond Future
	2	Expiration: May, 2010, Exercise Price:
		$113.00 Ø	1,094
			2,828
		Total put options purchased
		(cost $4,140)	$2,828

		Total long-term investments
		(cost $1,401,834)	$1,343,477

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 3.5%
		Commercial Paper - 1.0%
		Foreign Governments - 1.0%
		Canada Treasury
CAD	14,267	0.29%, 8/19/2010 ○	$14,026
			14,026
		Investment Pools and Funds - 1.2%
		JP Morgan U.S. Government Money
	17,253	Market Fund	$17,253
		State Street Bank U.S. Government
	–	Money Market Fund	–
		Wells Fargo Advantage Government
	–	Money Market Fund	–
			17,253
		Repurchase Agreements - 1.0%
		RBS Greenwich Capital Markets TriParty
		Joint Repurchase Agreement (maturing on
		04/01/2010 in the amount of $6,946,
		collateralized by U.S. Treasury Note
		1.13% - 4.63%, 2012 - 2016, value of
		$7,085)
	$6,946	0.00%, 3/31/2010	6,946
		UBS Securities, Inc. TriParty Joint
		Repurchase Agreement (maturing on
		04/01/2010 in the amount of $7,122,
		collateralized by U.S. Treasury Note
		3.13%, 2019, value of $7,265)
	7,122	0.00%, 3/31/2010	7,122
			14,068

2

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 3.5% - (continued)
	U.S. Treasury Bills - 0.3%
$4,500	0.05%, 4/15/2010□○		$4,500

	Total short-term investments
	(cost $49,571)		$49,847

	Total investments
	(cost $1,451,405) ▲	99.3%	$1,393,324
	Other assets and liabilities	0.7%	9,884
	Total net assets	100.0%	$1,403,208

Note:	Percentage of investments as shown is the ratio of the total marketvalue to total net assets. Market value of investments in foreign securities represents 1.0% of total net assets at March 31, 2010.

▲	At March 31, 2010, the cost of securities for federal income tax purposes was $1,451,147 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$25,816
Unrealized Depreciation	(83,639)
Net Unrealized Depreciation	$(57,823)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2010, was $9,997, which represents 0.71% of  total net assets.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at March 31, 2010.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

CAD ─ Canadian Dollar

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2010.

Futures Contracts Outstanding at March 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury
Note	882	Short	Jun 2010	$218
5 Year U.S. Treasury
Note	2,500	Short	Jun 2010	$(915)
U.S. Long Bond	650	Long	Jun 2010	$(1,306)
				$(2,003)

* The number of contracts does not omit 000's.

Θ	At March 31, 2010, these securities were designated to cover open call options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
5 Year U.S. Treasury
Note, $115.50,
May, 2010	1,500	$586	$464	$(122)
5 Year U.S. Treasury
Note, $116.00,
May, 2010	1,500	352	277	(75)
		$938	$741	$(197)

* The number of contracts does not omit 000's.

Ø	At March 31, 2010, securities valued at $6,785 collateralized the maximum delivery obligation of open put options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year U.S. Treasury
Note, $114.50,
May, 2010	3,000	$1,359	$2,006	$647
U.S. Bond Future,
$ 111.00, May,
2010	1,000	250	247	(3)
U.S. Bond Future,
$ 112.00, May,
2010	2,000	750	928	178
		$2,359	$3,181	$822

* The number of contracts does not omit 000's.

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
10/2006	$8,946	Ansonia CDO Ltd., 0.55%,
		07/28/2046 - 144A	$8,946
11/2006	$13,000	Arbor Realty Mortgage Securities,
		0.64%, 01/26/2042 - 144A	13,000
10/2006	$3,000	Banc of America Large Loan,
		0.47%, 10/15/2019 - 144A	3,000
04/2007	$2,135	Bayview Financial Acquisition
		Trust, 3.25%, 05/28/2037	2,062
05/2007	$51,940	CBA Commercial Small Balance
		Commercial Mortgage, 7.25%,
		07/25/2039 - 144A	4,323
10/2006	$8,440	Commercial Mortgage Pass-
		Through Certificates, 0.52%,
		12/15/2020 - 144A	8,440
01/2007	$1,573	Countrywide Alternative Loan
		Trust, 0.50%, 10/25/2035	1,573
08/1996	$6	DLJ Mortgage Acceptance Corp. -
		Class B1, 7.25%, 09/18/2011 -
		144A	6
08/1996	$2	DLJ Mortgage Acceptance Corp. -
		Class B2, 7.25%, 09/18/2011 -
		144A	2
12/2006	$12,000	Greenwich Capital Commercial
		Funding Corp., 0.46%,
		11/05/2021 - 144A	12,000
10/2007	$12,217	Lehman XS Trust, 6.50%,
		05/25/2037	12,128
11/2006	$7,200	LNR CDO Ltd., 0.60%,
		05/28/2043 - 144A	7,214
04/2007	$4,000	Marathon Real Estate CDO Ltd.,
		1.65%, 05/25/2046 - 144A	3,929
10/2006	$11,000	Merrill Lynch Floating Trust,
		0.43%, 06/15/2022 - 144A	11,000

The aggregate value of these securities at March 31, 2010 was $30,668 which represents 2.19% of total net assets.

Forward Foreign Currency Contracts Outstanding at March 31, 2010
				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Canadian Dollar (Buy)	$14,489	$14,414	04/06/10	$75
Canadian Dollar (Sell)	14,489	14,286	04/06/10	(203)
	–			$(128)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$49,378	$–	$28,685	$20,693
Call Options Purchased	902	902	–	–
Put Options Purchased	2,828	2,828	–	–
U.S. Government Agencies	884,801	–	884,801	–
U.S. Government Securities	405,568	64,066	341,502	–
Short-Term Investments	49,847	17,253	32,594	–
Total	$1,393,324	$85,049	$1,287,582	$20,693
Forward Foreign Currency Contracts *	75	–	75	–
Futures *	218	218	–	–
Written Options *	825	825	–	–
Total	$1,118	$1,043	$75	$–
Liabilities:
Forward Foreign Currency Contracts *	203	–	203	–
Futures *	2,221	2,221	–	–
Written Options *	200	200	–	–
Total	$2,624	$2,421	$203	$–

♦	For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of		Unrealized				Transfers	Transfers	Balance as
	December	Realized	Appreciation				Into	Out of	of March
	31, 2009	Gain (Loss)	(Depreciation)		Purchases	Sales	Level 3 *	Level 3*	31, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$50,532	$(23,352)	$24,325	†	$1	$(32,264)	$1,451	$—	$20,693
Total	$50,532	$(23,352)	$24,325		$1	$(32,264)	$1,451	$—	$20,693

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2) Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3) Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at March 31, 2010 was $363.

5

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: May 14, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 14, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Date: May 14, 2010	By: /s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer